(Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation and related benefits, including severance	$ 1,571	$ 2,215	$ 5,869
Development, site costs and contract manufacturing	675	519	524
Legal, audit and tax services	1,104	1,542	1,280
Consulting	59	160	888
Other accrued expenses and other current liabilities	581	1,126
Accrued liabilities	$ 3,990	$ 5,562	$ 11,026